UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	December 31, 2025 Semi-Annual Shareholder Report https://bridgewayetfs.com/bblu/

This semi-annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.15%

KEY FUND STATISTICS (as of Period End)
Net Assets	$355,021,767	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	38	Advisory Fees Paid	$241,898
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	27.5%
Financials	17.9%
Communication Services	13.7%
Health Care	13.2%
Consumer Staples	9.9%
Consumer Discretionary	9.9%
Energy	5.0%
Industrials	2.5%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
NVIDIA Corp.	3.8%
Apple, Inc.	3.4%
Eli Lilly & Co.	3.3%
Wells Fargo & Co.	3.3%
Microsoft Corp.	3.3%
Visa, Inc.	3.3%
Advanced Micro Devices, Inc.	3.1%
Exxon Mobil Corp.	2.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bblu/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: December 31, 2025

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	December 31, 2025 Semi-Annual Shareholder Report https://bridgewayetfs.com/bsvo/

This semi-annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$25	0.45%

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,835,043,849	Portfolio Turnover Rate*	13%
# of Portfolio Holdings	635	Advisory Fees Paid	$3,833,072
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	34.1%
Consumer Discretionary	15.5%
Energy	14.2%
Industrials	13.3%
Materials	5.9%
Health Care	4.5%
Consumer Staples	4.4%
Communication Services	4.1%
Information Technology	3.2%
Real Estate	0.4%
Utilities	0.1%
Investments Purchased with Proceeds from Securities Lending	7.5%
Cash and Cash Equivalents	(7.2)%

TOP 10 HOLDINGS (as a % of Net Assets)
Victoria's Secret & Co.	1.0%
Enova International, Inc.	0.9%
Sphere Entertainment Co.	0.8%
Viasat, Inc.	0.8%
Peabody Energy Corp.	0.8%
Dana, Inc.	0.8%
Tutor Perini Corp.	0.7%
LCI Industries	0.7%
Liberty Energy, Inc.	0.7%
Bread Financial Holdings, Inc.	0.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bsvo/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 13.7%
Integrated Telecommunication Services - 2.5%
Verizon Communications, Inc.	215,367	$8,771,898

Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	21,642	6,773,946
Alphabet, Inc. - Class C	21,575	6,770,235
Meta Platforms, Inc. - Class A	13,285	8,769,296
		22,313,477
Movies & Entertainment - 4.9%
Netflix, Inc. (a)	93,581	8,774,154
Walt Disney Co.	77,479	8,814,786
		17,588,940
Total Communication Services		48,674,315

Consumer Discretionary - 9.9%
Automobile Manufacturers - 2.4%
Tesla, Inc. (a)	19,398	8,723,669

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	38,076	8,788,702

Home Improvement Retail - 2.5%
Home Depot, Inc.	25,497	8,773,518

Restaurants - 2.5%
McDonald's Corp.	28,799	8,801,838
Total Consumer Discretionary		35,087,727

Consumer Staples - 9.9%
Consumer Staples Merchandise Retail - 4.9%
Costco Wholesale Corp.	10,202	8,797,593
Walmart, Inc.	79,022	8,803,841
		17,601,434
Household Products - 2.5%
Procter & Gamble Co.	61,286	8,782,897

Soft Drinks & Non-alcoholic Beverages - 2.5%
Coca-Cola Co.	125,793	8,794,188
Total Consumer Staples		35,178,519

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Energy - 5.0%
Integrated Oil & Gas - 5.0%
Chevron Corp.	57,947	$8,831,702
Exxon Mobil Corp.	73,426	8,836,085
Total Energy		17,667,787

Financials - 17.9%
Diversified Banks - 9.7%
Bank of America Corp.	160,048	8,802,640
JPMorgan Chase & Co.	43,159	13,906,693
Wells Fargo & Co.	126,510	11,790,732
		34,500,065
Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	17,438	8,765,211

Transaction & Payment Processing Services - 5.7%
Mastercard, Inc. - Class A	15,332	8,752,732
Visa, Inc. - Class A	33,240	11,657,600
		20,410,332
Total Financials		63,675,608

Health Care - 13.2%
Biotechnology - 2.4%
AbbVie, Inc.	38,367	8,766,476

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	26,613	8,785,217

Pharmaceuticals - 8.3%
Eli Lilly & Co.	10,994	11,815,032
Johnson & Johnson	42,517	8,798,893
Merck & Co., Inc.	83,356	8,774,053
		29,387,978
Total Health Care		46,939,671

Industrials - 2.5%
Aerospace & Defense - 2.5%
RTX Corp.	47,980	8,799,532

Information Technology - 27.5% (b)
Application Software - 2.4%
Palantir Technologies, Inc. - Class A (a)	49,004	8,710,461

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Communications Equipment - 2.5%
Cisco Systems, Inc.	113,850	$8,769,865

IT Consulting & Other Services - 2.5%
International Business Machines Corp.	29,568	8,758,337

Semiconductors - 10.9%
Advanced Micro Devices, Inc. (a)	51,841	11,102,269
Broadcom, Inc.	40,765	14,108,766
NVIDIA Corp.	72,955	13,606,108
		38,817,143
Systems Software - 5.8%
Microsoft Corp.	24,302	11,752,933
Oracle Corp.	44,834	8,738,595
		20,491,528
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	44,916	12,210,864
Total Information Technology		97,758,198
TOTAL COMMON STOCKS (Cost $247,193,145)		353,781,357

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (c)	706,442	706,442
TOTAL MONEY MARKET FUNDS (Cost $706,442)		706,442

TOTAL INVESTMENTS - 99.8% (Cost $247,899,587)		$354,487,799
Other Assets in Excess of Liabilities - 0.2%		533,968
TOTAL NET ASSETS - 100.0%		$355,021,767

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 4.1%
Advertising - 0.2%
Advantage Solutions, Inc. (a)	1,530,529	$1,346,866
comScore, Inc. (a)	8,947	58,155
Fluent, Inc. (a)	53,214	127,714
Nexxen International Ltd. (a)(b)	238,826	1,561,922
Thryv Holdings, Inc. (a)	149,478	904,342
		3,998,999
Alternative Carriers - 0.5%
Bandwidth, Inc. - Class A (a)(b)	140,471	2,170,277
Liberty Latin America Ltd. - Class A (a)	241,633	1,785,668
Liberty Latin America Ltd. - Class C (a)(b)	767,042	5,722,133
		9,678,078
Broadcasting - 0.5%
AMC Networks, Inc. - Class A (a)	267,020	2,542,030
Cumulus Media, Inc. - Class A (a)	17,280	1,343
Entravision Communications Corp. - Class A	455,556	1,334,779
EW Scripps Co. - Class A (a)(b)	427,036	1,703,874
Gray Media, Inc. (b)	461,432	2,233,331
Saga Communications, Inc. - Class A	33,851	386,240
Salem Media Group, Inc. (a)	63,452	27,919
Townsquare Media, Inc. - Class A	23,863	122,656
Urban One, Inc. (a)	151,607	130,230
		8,482,402
Cable & Satellite - 0.1%
Cable One, Inc. (b)	23,994	2,707,723

Integrated Telecommunication Services - 0.3%
ATN International, Inc.	85,218	1,942,970
Shenandoah Telecommunications Co.	228,132	2,637,206
		4,580,176
Interactive Media & Services - 1.0%
Angi, Inc. (a)	155,917	2,016,007
Bumble, Inc. - Class A (a)	473,962	1,692,044
Cars.com, Inc. (a)	192,259	2,345,560
DHI Group, Inc. (a)	66,103	102,460
Taboola.com Ltd. (a)	1,427,478	6,580,673
Teads Holding Co. (a)(b)	301,425	212,173
Ziff Davis, Inc. (a)	157,487	5,535,668
		18,484,585
Movies & Entertainment - 1.1%
Eventbrite, Inc. - Class A (a)	273,081	1,215,210
Marcus Corp.	176,770	2,741,703
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Sphere Entertainment Co. (a)(b)	163,038	$15,501,653
		19,458,566
Publishing - 0.2%
Scholastic Corp.	124,459	3,687,720

Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	101,093	4,144,813
Total Communication Services		75,223,062

Consumer Discretionary - 15.5%
Apparel Retail - 1.7%
Caleres, Inc.	156,776	1,907,964
Cato Corp. - Class A (a)	49,989	154,466
Citi Trends, Inc. (a)	11,992	498,388
Designer Brands, Inc. - Class A (b)	314,738	2,338,503
Destination XL Group, Inc. (a)	108,270	99,554
Duluth Holdings, Inc. - Class B (a)	22,588	46,983
Genesco, Inc. (a)	79,016	1,957,226
Lands' End, Inc. (a)(b)	112,894	1,639,221
Shoe Carnival, Inc.	121,540	2,051,595
Tilly's, Inc. - Class A (a)(b)	45,031	89,612
Victoria's Secret & Co. (a)(b)	349,503	18,932,578
Zumiez, Inc. (a)	81,180	2,114,739
		31,830,829
Apparel, Accessories & Luxury Goods - 0.5%
Delta Apparel, Inc. (a)(c)	39,670	4
Fossil Group, Inc. (a)(b)	114,403	430,155
G-III Apparel Group Ltd.	191,693	5,551,429
Jerash Holdings US, Inc.	700	2,135
Lakeland Industries, Inc.	6,206	54,861
Movado Group, Inc.	108,923	2,245,992
Superior Group of Cos., Inc.	97,544	944,226
Vera Bradley, Inc. (a)	106,241	257,103
Vince Holding Corp. (a)	3,993	16,292
		9,502,197
Automobile Manufacturers - 0.2%
Winnebago Industries, Inc.	104,461	4,232,760

Automotive Parts & Equipment - 3.9%
Adient PLC (a)	361,055	6,921,424
American Axle & Manufacturing Holdings, Inc. (a)(b)	570,020	3,653,828
China Automotive Systems, Inc. (a)	165,543	705,213
Dana, Inc.	590,954	14,041,067
Fox Factory Holding Corp. (a)	77,324	1,323,014
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Holley, Inc. (a)	505,929	$2,089,487
Kandi Technologies Group, Inc. (a)	99,312	78,208
LCI Industries	111,751	13,559,866
Motorcar Parts of America, Inc. (a)	73,187	903,128
Phinia, Inc.	178,499	11,190,102
Standard Motor Products, Inc.	123,966	4,568,147
Stoneridge, Inc. (a)	22,565	130,652
Strattec Security Corp. (a)	22,814	1,737,058
Visteon Corp.	113,587	10,802,124
		71,703,318
Automotive Retail - 0.8%
Advance Auto Parts, Inc.	154,052	6,054,244
Arko Corp.	465,877	2,115,081
CarParts.com, Inc. (a)	64,456	32,228
Monro, Inc. (b)	143,516	2,876,061
OneWater Marine, Inc. - Class A (a)	47,625	515,302
Sonic Automotive, Inc. - Class A	49,371	3,054,090
		14,647,006
Broadline Retail - 0.6%
Kohl's Corp. (b)	510,399	10,417,244
QVC Group, Inc. (a)	11,081	115,907
		10,533,151
Casinos & Gaming - 0.5%
Century Casinos, Inc. (a)	43,930	58,427
Golden Entertainment, Inc.	43,384	1,179,611
Penn Entertainment, Inc. (a)	519,760	7,666,460
		8,904,498
Consumer Electronics - 0.0%(d)
Koss Corp. (a)	6,323	26,177
Universal Electronics, Inc. (a)	66,178	238,903
		265,080
Distributors - 0.8%
Alliance Entertainment Holding Corp. (a)(b)	123,727	999,714
AMCON Distributing Co.	3,008	236,880
GigaCloud Technology, Inc. - Class A (a)(b)	170,081	6,680,782
Gold.com, Inc.	124,374	4,234,935
Weyco Group, Inc.	52,006	1,590,863
		13,743,174
Education Services - 0.2%
American Public Education, Inc. (a)(b)	109,464	4,137,739
Chegg, Inc. (a)	367,804	342,058
		4,479,797
Footwear - 0.1%
Rocky Brands, Inc.	45,628	1,338,269
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Home Furnishings - 0.5%
Bassett Furniture Industries, Inc.	38,544	$645,997
Flexsteel Industries, Inc.	28,112	1,110,143
Hooker Furnishings Corp.	25,949	292,964
Leggett & Platt, Inc.	496,049	5,456,539
Live Ventures, Inc. (a)	21,474	321,466
Lovesac Co. (a)(b)	76,547	1,129,068
		8,956,177
Home Improvement Retail - 0.0%(d)
GrowGeneration Corp. (a)	18,497	27,745

Homebuilding - 0.5%
Beazer Homes USA, Inc. (a)	21,555	436,920
Century Communities, Inc.	106,755	6,335,909
Hovnanian Enterprises, Inc. - Class A (a)	28,764	2,805,641
Legacy Housing Corp. (a)	6,048	118,057
		9,696,527
Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	106,184	2,480,458

Hotels, Resorts & Cruise Lines - 0.5%
Marriott Vacations Worldwide Corp.	132,692	7,655,002
Target Hospitality Corp. (a)	216,340	1,732,883
		9,387,885
Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	61,834	1,017,170
Traeger, Inc. (a)	227,741	245,960
		1,263,130
Housewares & Specialties - 0.4%
Lifetime Brands, Inc.	124,128	490,306
Newell Brands, Inc.	1,606,146	5,974,863
		6,465,169
Leisure Products - 0.9%
American Outdoor Brands, Inc. (a)	34,400	265,912
Clarus Corp.	27,307	91,478
Funko, Inc. - Class A (a)	202,707	689,204
JAKKS Pacific, Inc.	58,741	991,548
Johnson Outdoors, Inc. - Class A	41,198	1,748,855
Latham Group, Inc. (a)	210,972	1,339,672
MasterCraft Boat Holdings, Inc. (a)	42,771	808,800
Solo Brands, Inc. (a)	8,913	53,924
Topgolf Callaway Brands Corp. (a)	836,030	9,756,470
		15,745,863
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	100,122	$2,051,500

Other Specialty Retail - 1.7%
1-800-Flowers.com, Inc. - Class A (a)(b)	236,224	928,360
MarineMax, Inc. (a)	94,522	2,290,268
Outdoor Holding Co. (a)	772,957	1,321,757
Petco Health & Wellness Co., Inc. (a)	1,331,169	3,740,585
PetMed Express, Inc. (a)	68,651	219,683
Sally Beauty Holdings, Inc. (a)(b)	463,127	6,604,191
Signet Jewelers Ltd. (b)	138,705	11,495,870
Sportsman's Warehouse Holdings, Inc. (a)	192,358	280,843
Upbound Group, Inc. (b)	214,851	3,772,784
		30,654,341
Restaurants - 0.8%
Ark Restaurants Corp. (a)	22,358	149,910
Biglari Holdings, Inc. - Class B (a)	11,476	3,814,967
BJ's Restaurants, Inc. (a)(b)	100,063	3,942,482
Cracker Barrel Old Country Store, Inc. (b)	104,677	2,658,796
El Pollo Loco Holdings, Inc. (a)	213,903	2,237,425
Flanigan's Enterprises, Inc.	15,007	427,699
Good Times Restaurants, Inc. (a)	57,737	69,862
Portillo's, Inc. - Class A (a)(b)	227,494	1,032,823
		14,333,964
Textiles - 0.0%(d)
Crown Crafts, Inc.	56,348	156,084
Unifi, Inc. (a)	38,558	134,953
		291,037
Tires & Rubber - 0.6%
Goodyear Tire & Rubber Co. (a)	1,264,133	11,073,805
Total Consumer Discretionary		283,607,680

Consumer Staples - 4.4%
Agricultural Products & Services - 0.5%
Alico, Inc.	10,688	388,829
Fresh Del Monte Produce, Inc.	244,915	8,726,322
		9,115,151
Food Distributors - 1.0%
Andersons, Inc.	153,540	8,163,722
HF Foods Group, Inc. (a)	80,713	173,533
United Natural Foods, Inc. (a)	276,655	9,314,974
		17,652,229
Food Retail - 1.0%
Grocery Outlet Holding Corp. (a)(b)	435,665	4,400,217
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Ingles Markets, Inc. - Class A	62,433	$4,279,782
Village Super Market, Inc. - Class A	78,748	2,787,285
Weis Markets, Inc.	112,337	7,199,678
		18,666,962
Household Products - 0.8%
Central Garden & Pet Co. (a)	67,406	2,167,103
Central Garden & Pet Co. - Class A (a)	249,555	7,284,510
Spectrum Brands Holdings, Inc.	89,020	5,259,302
		14,710,915
Packaged Foods & Meats - 0.6%
B&G Foods, Inc.	480,314	2,065,350
Coffee Holding Co., Inc. (a)	34,882	135,342
Dole PLC	432,587	6,484,479
Hain Celestial Group, Inc. (a)	143,235	153,262
Seneca Foods Corp. - Class A (a)	29,040	3,212,695
TreeHouse Foods, Inc. (a)	1,639	38,664
		12,089,792
Personal Care Products - 0.5%
Edgewell Personal Care Co.	185,843	3,168,623
Lifevantage Corp. (b)	23,524	144,908
Mannatech, Inc. (a)	5,566	45,919
Medifast, Inc. (a)	44,773	478,176
Natural Alternatives International, Inc. (a)	24,042	86,070
Nature's Sunshine Products, Inc. (a)	7,525	162,390
Nu Skin Enterprises, Inc. - Class A	239,813	2,307,001
Olaplex Holdings, Inc. (a)	1,255,791	1,682,760
USANA Health Sciences, Inc. (a)	60,437	1,186,378
		9,262,225
Total Consumer Staples		81,497,274

Energy - 14.2%
Coal & Consumable Fuels - 0.9%
NACCO Industries, Inc. - Class A	42,797	2,098,765
Peabody Energy Corp. (b)	482,020	14,315,994
		16,414,759
Oil & Gas Drilling - 2.0%
Borr Drilling Ltd. (b)	661,165	2,664,495
Helmerich & Payne, Inc.	447,310	12,828,851
Nabors Industries Ltd. (a)(b)	46,379	2,518,380
Patterson-UTI Energy, Inc.	1,672,922	10,221,553
Seadrill Ltd. (a)	270,368	9,354,733
		37,588,012
Oil & Gas Equipment & Services - 4.5%
Bristow Group, Inc. (a)	139,922	5,123,944
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
DMC Global, Inc. (a)	136,984	$916,423
Energy Services of America Corp.	11,650	95,180
Expro Group Holdings NV (a)	516,625	6,896,944
Forum Energy Technologies, Inc. (a)	52,134	1,926,351
Geospace Technologies Corp. (a)	40,291	681,321
Gulf Island Fabrication, Inc. (a)	19,371	231,871
Helix Energy Solutions Group, Inc. (a)	629,339	3,945,955
Innovex International, Inc. (a)(b)	312,919	6,843,539
Liberty Energy, Inc.	728,052	13,439,840
Mammoth Energy Services, Inc. (a)	218,991	405,133
National Energy Services Reunited Corp. (a)	449,268	7,035,537
Natural Gas Services Group, Inc.	96,149	3,235,414
NCS Multistage Holdings, Inc. (a)	19,853	783,995
Oil States International, Inc. (a)	388,919	2,632,982
ProFrac Holding Corp. - Class A (a)(b)	776,893	3,022,114
ProPetro Holding Corp. (a)	554,503	5,273,323
Ranger Energy Services, Inc. - Class A	164,052	2,293,447
RPC, Inc. (b)	1,053,024	5,728,451
SEACOR Marine Holdings, Inc. (a)	42,670	256,873
Select Water Solutions, Inc.	540,824	5,689,468
Smart Sand, Inc.	216,416	865,664
TETRA Technologies, Inc. (a)	611,974	5,734,196
		83,057,965
Oil & Gas Exploration & Production - 2.2%
Amplify Energy Corp. (a)	230,422	1,053,029
Barnwell Industries, Inc. (a)	49,944	55,438
Crescent Energy Co. - Class A (b)	1,000,673	8,395,648
Diversified Energy Co.	355,269	5,144,295
Epsilon Energy Ltd.	41,256	191,428
Gran Tierra Energy, Inc. (a)(b)	242,057	1,026,322
HighPeak Energy, Inc. (b)	183,833	871,368
Kolibri Global Energy, Inc. (a)	56,655	222,654
Northern Oil & Gas, Inc. (b)	355,475	7,632,048
PEDEVCO Corp. (a)	61,091	34,205
PrimeEnergy Resources Corp. (a)	11,041	1,888,011
Riley Exploration Permian, Inc.	31,170	822,888
Ring Energy, Inc. (a)	1,063,546	925,285
SandRidge Energy, Inc.	124,264	1,793,129
Talos Energy, Inc. (a)	789,279	8,697,855
US Energy Corp. (a)	21,848	20,179
VAALCO Energy, Inc.	537,340	1,955,918
		40,729,700
Oil & Gas Refining & Marketing - 1.1%
Clean Energy Fuels Corp. (a)	1,005,637	2,111,838
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Delek US Holdings, Inc.	3,926	$116,445
FutureFuel Corp.	301,153	960,678
Par Pacific Holdings, Inc. (a)	147,422	5,180,409
REX American Resources Corp. (a)	156,380	5,054,202
World Kinect Corp.	273,401	6,405,785
		19,829,357
Oil & Gas Storage & Transportation - 3.5%
Ardmore Shipping Corp.	242,258	2,565,512
DHT Holdings, Inc.	729,649	8,909,014
Dorian LPG Ltd.	90,602	2,205,253
International Seaways, Inc. (b)	235,529	11,434,933
Navigator Holdings Ltd.	312,679	5,415,600
Nordic American Tankers Ltd.	883,037	3,037,647
Scorpio Tankers, Inc.	197,622	10,045,126
SFL Corp. Ltd.	660,013	5,154,702
Summit Midstream Corp. (a)	81,759	2,181,330
Teekay Corp. Ltd.	473,886	4,279,191
Teekay Tankers Ltd.	158,170	8,449,441
		63,677,749
Total Energy		261,297,542

Financials - 34.1% (e)
Asset Management & Custody Banks - 0.0%(d)
Great Elm Group, Inc. (a)	2,448	6,242
Hennessy Advisors, Inc.	13,192	126,643
US Global Investors, Inc. - Class A	33,929	81,769
Westwood Holdings Group, Inc.	38,337	659,780
		874,434
Commercial & Residential Mortgage Finance - 0.7%
Federal Agricultural Mortgage Corp. - Class C	39,374	6,912,893
Onity Group, Inc. (a)	54,949	2,516,115
Security National Financial Corp. - Class A (a)	82,470	743,055
Velocity Financial, Inc. (a)	29,169	605,548
Waterstone Financial, Inc.	109,023	1,804,331
		12,581,942
Consumer Finance - 3.5%
Atlanticus Holdings Corp. (a)	64,753	4,335,213
Bread Financial Holdings, Inc.	180,590	13,369,078
Consumer Portfolio Services, Inc. (a)	151,758	1,415,902
Encore Capital Group, Inc. (a)	102,502	5,570,984
Enova International, Inc. (a)	101,116	15,895,435
EZCORP, Inc. - Class A (a)	304,091	5,905,447
Medallion Financial Corp. (b)	51,180	526,642
Navient Corp.	462,974	6,018,662
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Old Market Capital Corp. (a)	24,998	$125,240
Oportun Financial Corp. (a)	172,033	910,055
PROG Holdings, Inc.	133,300	3,931,017
Regional Management Corp.	55,344	2,144,580
World Acceptance Corp. (a)	27,022	3,793,619
		63,941,874
Diversified Banks - 0.5%
Bank of NT Butterfield & Son Ltd.	171,835	8,560,820

Diversified Financial Services - 0.0%(d)
Alerus Financial Corp.	6,190	139,399

Financial Exchanges & Data - 0.0%(d)
ALT5 Sigma Corp. (a)	19,509	21,460

Insurance Brokers - 0.0%(d)
Crawford & Co. - Class A	8,749	98,426
Crawford & Co. - Class B	101	1,083
GoHealth, Inc. (a)	34,175	73,476
Selectquote, Inc. (a)	445,310	627,887
		800,872
Investment Banking & Brokerage - 0.1%
Oppenheimer Holdings, Inc. - Class A	30,993	2,240,484

Life & Health Insurance - 0.0%(d)
Citizens, Inc. (a)(b)	217,301	1,049,564

Multi-line Insurance - 0.5%
Atlantic American Corp.	1,204	3,407
Horace Mann Educators Corp.	189,576	8,754,620
		8,758,027
Property & Casualty Insurance - 2.5%
American Coastal Insurance Corp.	145,035	1,831,792
Donegal Group, Inc. - Class A	90,606	1,810,308
Employers Holdings, Inc.	93,394	4,031,819
Fidelis Insurance Holdings Ltd.	483,245	9,457,105
Hamilton Insurance Group Ltd. - Class B (a)	410,226	11,445,305
Heritage Insurance Holdings, Inc. (a)	150,701	4,409,511
Kingstone Cos., Inc.	34,091	573,752
Mercury General Corp.	2,001	188,214
NI Holdings, Inc. (a)	29,234	388,812
Octave Specialty Group, Inc. (a)	160,387	1,247,811
Tiptree, Inc.	119,019	2,174,477
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
United Fire Group, Inc.	95,430	$3,468,880
Universal Insurance Holdings, Inc.	133,255	4,504,019
		45,531,805
Regional Banks - 24.5%
1st Source Corp.	104,221	6,512,770
ACNB Corp.	54,505	2,635,317
Amalgamated Financial Corp.	126,644	4,056,407
Amerant Bancorp, Inc.	159,238	3,106,733
AmeriServ Financial, Inc.	103,258	329,393
Ames National Corp.	10,639	244,271
Auburn National BanCorp, Inc.	15,330	413,144
Banc of California, Inc.	627,825	12,110,744
Bank of Marin Bancorp	21,977	571,622
Bank of the James Financial Group, Inc.	23,238	431,762
BankUnited, Inc.	296,917	13,233,591
Bankwell Financial Group, Inc.	27,253	1,248,733
Banner Corp. (b)	143,144	8,969,403
Bar Harbor Bankshares	61,278	1,902,682
BayCom Corp.	51,001	1,499,429
BCB Bancorp, Inc.	47,126	380,307
Beacon Financial Corp.	308,886	8,145,324
Blue Ridge Bankshares, Inc.	103,859	443,478
Bridgewater Bancshares, Inc. (a)	51,219	897,869
Burke & Herbert Financial Services Corp.	46,053	2,869,562
Business First Bancshares, Inc.	117,407	3,069,019
BV Financial, Inc. (a)	18,747	340,071
Byline Bancorp, Inc.	192,925	5,623,764
C&F Financial Corp.	18,396	1,335,366
California BanCorp	111,124	2,074,685
Camden National Corp.	16,490	715,336
Capital Bancorp, Inc.	91,574	2,579,640
Capital City Bank Group, Inc.	38,021	1,618,554
Carter Bankshares, Inc. (a)	82,278	1,617,586
CB Financial Services, Inc.	36,840	1,284,242
Central Pacific Financial Corp.	119,889	3,735,741
CF Bankshares, Inc.	7,671	191,392
Chemung Financial Corp.	26,015	1,451,637
ChoiceOne Financial Services, Inc.	33,156	978,765
Citizens & Northern Corp.	16,433	331,454
Citizens Community Bancorp, Inc.	64,585	1,150,905
Citizens Financial Services, Inc.	1,475	84,105
Citizens Holding Co.	4,256	33,665
Civista Bancshares, Inc.	77,992	1,732,982
CNB Financial Corp.	147,235	3,853,140
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Colony Bankcorp, Inc.	65,973	$1,175,639
Columbia Banking System, Inc.	7,189	200,933
Community Trust Bancorp, Inc.	76,310	4,311,515
ConnectOne Bancorp, Inc.	212,496	5,571,645
Customers Bancorp, Inc. (a)	145,401	10,631,721
Dime Community Bancshares, Inc.	177,354	5,336,582
Eagle Bancorp Montana, Inc.	33,732	671,267
Eagle Bancorp, Inc.	98,800	2,116,296
Enterprise Financial Services Corp.	151,475	8,179,650
Equity Bancshares, Inc. - Class A	80,317	3,586,154
Farmers & Merchants Bancorp, Inc./Archbold OH	5,892	145,650
Farmers National Banc Corp.	143,728	1,914,457
Financial Institutions, Inc.	93,507	2,914,613
Finwise Bancorp (a)	28,537	511,954
First Bancorp, Inc.	8,746	231,244
First Bank	120,076	1,976,451
First Busey Corp.	375,407	8,930,933
First Business Financial Services, Inc.	38,327	2,081,156
First Capital, Inc.	18,288	1,082,650
First Community Corp. (b)	13,232	392,329
First Financial Bancorp (b)	411,032	10,284,021
First Financial Corp.	53,496	3,232,228
First Guaranty Bancshares, Inc. (b)	47,753	256,434
First Internet Bancorp	15,329	319,916
First Merchants Corp.	235,005	8,807,987
First Mid Bancshares, Inc.	98,917	3,857,763
First National Corp.	19,614	495,057
First Northwest Bancorp	20,971	196,708
First Savings Financial Group, Inc.	37,264	1,187,231
First United Corp.	35,869	1,342,935
First US Bancshares, Inc.	8,586	119,946
First Western Financial, Inc. (a)	33,335	893,711
Firstsun Capital Bancorp (a)	97,865	3,683,149
Flushing Financial Corp.	140,908	2,137,574
Franklin Financial Services Corp.	34,951	1,754,540
FS Bancorp, Inc.	39,823	1,639,513
FVCBankcorp, Inc.	84,707	1,178,274
Glacier Bancorp, Inc.	18,569	817,964
Great Southern Bancorp, Inc.	44,906	2,764,413
Hanmi Financial Corp.	121,928	3,295,714
Hawthorn Bancshares, Inc.	33,050	1,152,784
Heritage Commerce Corp.	235,515	2,828,535
Heritage Financial Corp. (b)	152,515	3,606,980
Hilltop Holdings, Inc.	250,228	8,492,738
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Home Bancorp, Inc.	45,990	$2,658,222
HomeTrust Bancshares, Inc.	70,481	3,026,454
Hope Bancorp, Inc.	479,752	5,258,082
Horizon Bancorp, Inc.	162,152	2,750,098
Independent Bank Corp.	9,712	709,753
Investar Holding Corp.	58,955	1,575,278
Kearny Financial Corp.	237,469	1,759,645
Landmark Bancorp, Inc.	21,372	559,729
LCNB Corp.	72,106	1,181,817
Live Oak Bancshares, Inc.	85,983	2,953,516
MainStreet Bancshares, Inc.	31,362	638,530
Mercantile Bank Corp.	72,833	3,503,267
Metropolitan Bank Holding Corp.	43,151	3,295,010
Mid Penn Bancorp, Inc.	95,006	2,947,086
Middlefield Banc Corp.	20,775	717,569
Midland States Bancorp, Inc.	67,472	1,428,382
MidWestOne Financial Group, Inc.	16,178	622,853
MVB Financial Corp.	34,425	889,198
National Bank Holdings Corp. - Class A	151,699	5,766,079
NB Bancorp, Inc.	153,150	3,035,433
Northeast Community Bancorp, Inc.	79,197	1,790,644
Northfield Bancorp, Inc.	169,787	1,940,665
Northwest Bancshares, Inc.	532,372	6,388,464
Oak Valley Bancorp	22,615	679,807
OceanFirst Financial Corp.	190,862	3,425,973
OFG Bancorp	177,089	7,257,107
Ohio Valley Banc Corp.	12,318	492,474
Old Second Bancorp, Inc.	220,121	4,292,360
OP Bancorp	57,290	808,935
Origin Bancorp, Inc.	131,963	4,963,128
Orrstown Financial Services, Inc.	9,064	321,047
Parke Bancorp, Inc.	60,282	1,509,461
PCB Bancorp	76,311	1,652,133
Peapack-Gladstone Financial Corp.	68,759	1,914,938
Peoples Bancorp of North Carolina, Inc.	34,212	1,238,474
Peoples Bancorp, Inc.	152,746	4,586,962
Peoples Financial Services Corp.	50,894	2,479,047
Pioneer Bancorp, Inc. (a)	75,147	1,012,982
Plumas Bancorp	2,823	126,160
Primis Financial Corp.	42,768	594,903
Princeton Bancorp, Inc.	33,976	1,178,627
Provident Financial Holdings, Inc.	31,454	500,433
Provident Financial Services, Inc.	553,448	10,930,598
QCR Holdings, Inc.	76,523	6,374,366
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
RBB Bancorp	82,184	$1,696,278
Red River Bancshares, Inc.	2,500	178,575
Renasant Corp.	299,187	10,537,366
Republic Bancorp, Inc. - Class A	73,735	5,086,978
Rhinebeck Bancorp, Inc. (a)	57,756	694,227
Riverview Bancorp, Inc.	128,293	644,031
S&T Bancorp, Inc. (b)	161,995	6,374,503
SB Financial Group, Inc.	46,021	1,024,888
Shore Bancshares, Inc.	154,617	2,733,629
Sierra Bancorp	79,990	2,614,073
Simmons First National Corp. - Class A	463,912	8,744,741
SmartFinancial, Inc.	86,967	3,216,909
Sound Financial Bancorp, Inc.	6,450	281,414
South Plains Financial, Inc.	91,763	3,560,404
Southern First Bancshares, Inc. (a)	24,959	1,285,888
Southern Missouri Bancorp, Inc.	44,596	2,636,516
Southside Bancshares, Inc.	30,867	938,048
Stellar Bancorp, Inc.	216,249	6,690,744
Third Coast Bancshares, Inc. (a)	58,294	2,215,755
Timberland Bancorp, Inc.	49,800	1,782,840
TrustCo Bank Corp. NY	85,474	3,532,640
Trustmark Corp.	243,833	9,497,295
Union Bankshares, Inc.	400	9,492
United Bancorp, Inc.	1,509	21,654
United Security Bancshares	71,287	717,860
Unity Bancorp, Inc.	45,540	2,355,329
Univest Financial Corp.	123,230	4,034,550
Virginia National Bankshares Corp.	6,476	258,069
WaFd, Inc.	333,099	10,669,161
Washington Trust Bancorp, Inc.	10,299	304,336
WesBanco, Inc.	355,641	11,821,507
West BanCorp, Inc.	5,666	125,729
Western New England Bancorp, Inc.	112,500	1,419,750
		449,554,412
Reinsurance - 0.8%
Greenlight Capital Re Ltd. - Class A (a)	162,184	2,364,643
SiriusPoint Ltd. (a)	527,958	11,557,000
		13,921,643
Specialized Finance - 0.8%
Acacia Research Corp. (a)	244,586	914,752
Banco Latinoamericano de Comercio Exterior SA	152,706	6,810,688
Burford Capital Ltd. (b)	718,658	6,410,429
		14,135,869
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 0.2%
Paysafe Ltd. (a)	194,091	$1,570,196
Repay Holdings Corp. (a)	464,565	1,695,662
		3,265,858
Total Financials		625,378,463

Health Care - 4.5%
Biotechnology - 0.4%
Carisma Therapeutics, Inc. (a)	30,988	1,333
Keros Therapeutics, Inc. (a)	60,078	1,223,188
Monte Rosa Therapeutics, Inc. (a)(b)	278,077	4,360,247
Opus Genetics, Inc. (a)	42,065	84,551
Ovid therapeutics, Inc. (a)	91,234	148,711
Puma Biotechnology, Inc. (a)	186,185	1,107,801
XBiotech, Inc. (a)	59,547	142,317
		7,068,148
Health Care Distributors - 0.3%
Accendra Health, Inc. (a)	62,681	175,507
AdaptHealth Corp. (a)	614,302	6,118,448
		6,293,955
Health Care Equipment - 0.7%
FONAR Corp. (a)	27,765	515,318
QuidelOrtho Corp. (a)	246,261	7,033,214
Tactile Systems Technology, Inc. (a)	104,258	3,023,482
Varex Imaging Corp. (a)	230,376	2,683,881
		13,255,895
Health Care Facilities - 0.8%
Ardent Health, Inc. (a)	551,738	4,871,847
Select Medical Holdings Corp. (b)	471,875	7,007,344
Surgery Partners, Inc. (a)(b)	150,192	2,320,466
		14,199,657
Health Care Services - 0.9%
American Shared Hospital Services (a)	11,924	25,160
AMN Healthcare Services, Inc. (a)	52,384	825,572
Castle Biosciences, Inc. (a)	121,920	4,742,688
DocGo, Inc. (a)	138,306	121,405
Enhabit, Inc. (a)	261,307	2,409,250
Pediatrix Medical Group, Inc. (a)	397,280	8,497,819
Quipt Home Medical Corp. (a)	84,015	296,573
		16,918,467
Health Care Supplies - 0.2%
Acme United Corp.	4,908	197,842
Avanos Medical, Inc. (a)	214,362	2,407,285
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
OraSure Technologies, Inc. (a)	49,631	$120,107
		2,725,234
Health Care Technology - 0.3%
CareCloud, Inc. (a)	136,860	399,631
Claritev Corp. (a)(b)	13,281	567,763
Teladoc Health, Inc. (a)(b)	742,305	5,196,135
		6,163,529
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	165,907	4,442,990
Assertio Holdings, Inc. (a)(b)	14,955	135,639
Pacira BioSciences, Inc. (a)	227,605	5,890,417
Perrigo Co. PLC (b)	354,934	4,940,681
SCYNEXIS, Inc. (a)	123,697	78,226
		15,487,953
Total Health Care		82,112,838

Industrials - 13.3%
Aerospace & Defense - 0.4%
Air Industries Group (a)	17,142	52,626
SIFCO Industries, Inc. (a)	6,050	33,759
V2X, Inc. (a)	144,008	7,855,636
		7,942,021
Agricultural & Farm Machinery - 0.2%
Titan International, Inc. (a)	401,113	3,140,715

Air Freight & Logistics - 0.0%(d)
Radiant Logistics, Inc. (a)	87,536	554,103

Building Products - 0.6%
American Woodmark Corp. (a)	32,110	1,730,729
AZZ, Inc. (b)	2,349	251,766
Caesarstone Ltd. (a)	52,424	97,508
JELD-WEN Holding, Inc. (a)	312,459	768,649
Masterbrand, Inc. (a)	461,852	5,098,846
Quanex Building Products Corp.	172,952	2,660,002
		10,607,500
Cargo Ground Transportation - 1.2%
ArcBest Corp. (b)	88,751	6,584,437
Covenant Logistics Group, Inc.	146,678	3,232,783
Heartland Express, Inc.	374,948	3,385,780
PAMT CORP (a)	82,816	1,000,417
Proficient Auto Logistics, Inc. (a)(b)	16,381	157,913
Universal Logistics Holdings, Inc.	90,803	1,379,297
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Werner Enterprises, Inc.	218,663	$6,562,077
		22,302,704
Commercial Printing - 0.3%
Deluxe Corp. (b)	245,798	5,488,669
Ennis, Inc.	21,111	380,209
Quad/Graphics, Inc.	97,169	609,250
		6,478,128
Construction & Engineering - 1.6%
Ameresco, Inc. - Class A (a)	207,932	6,090,328
Concrete Pumping Holdings, Inc.	293,406	1,968,754
Great Lakes Dredge & Dock Corp. (a)	312,266	4,096,930
Limbach Holdings, Inc. (a)	4,825	375,626
NWPX Infrastructure, Inc. (a)	51,131	3,195,176
Orion Group Holdings, Inc. (a)	29,944	297,644
Tutor Perini Corp.	202,576	13,576,644
		29,601,102
Construction Machinery & Heavy Transportation Equipment - 1.1%
Commercial Vehicle Group, Inc. (a)	54,203	78,052
Greenbrier Cos., Inc.	108,794	5,085,031
Manitowoc Co., Inc. (a)	206,743	2,478,849
Miller Industries, Inc./TN	38,370	1,433,887
Trinity Industries, Inc.	307,622	8,133,526
Twin Disc, Inc.	24,687	411,779
Wabash National Corp.	209,549	1,812,599
		19,433,723
Data Processing & Outsourced Services - 0.6%
Concentrix Corp. (b)	207,597	8,631,883
Conduent, Inc. (a)	687,225	1,319,472
TTEC Holdings, Inc. (a)	56,499	203,397
		10,154,752
Diversified Support Services - 0.3%
Civeo Corp.	85,514	1,955,705
Vestis Corp.	463,349	3,090,538
		5,046,243
Electrical Components & Equipment - 0.5%
Allient, Inc.	15,171	815,441
Atkore, Inc.	119,011	7,527,446
CBAK Energy Technology, Inc. (a)	472,010	394,175
LSI Industries, Inc.	4,600	84,272
Ultralife Corp. (a)	7,679	43,924
		8,865,258
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	419,134	5,310,428

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Heavy Electrical Equipment - 0.0%(d)
Broadwind, Inc. (a)	118,166	$334,410

Human Resource & Employment Services - 0.5%
Alight, Inc. - Class A	1,967,002	3,835,654
BGSF, Inc.	34,350	159,041
Kelly Services, Inc. - Class A	128,758	1,133,070
ManpowerGroup, Inc. (b)	158,623	4,715,862
		9,843,627
Industrial Machinery & Supplies & Components - 1.4%
Columbus McKinnon Corp.	59,854	1,032,482
Eastern Co.	33,400	657,646
Hurco Cos., Inc. (a)	20,710	319,970
Hyster-Yale, Inc.	66,609	1,978,953
Kennametal, Inc.	360,596	10,244,532
L B Foster Co. - Class A (a)	15,433	415,919
Luxfer Holdings PLC	113,183	1,531,366
Mayville Engineering Co., Inc. (a)	112,258	2,101,470
NN, Inc. (a)	104,459	133,708
Park-Ohio Holdings Corp.	11,396	238,632
Perma-Pipe International Holdings, Inc. (a)	27,359	830,619
Proto Labs, Inc. (a)	112,876	5,710,397
		25,195,694
Marine Transportation - 1.1%
Costamare Bulkers Holdings Ltd. (a)	60,030	925,062
Costamare, Inc.	599,006	9,458,305
Genco Shipping & Trading Ltd.	201,749	3,718,234
Pangaea Logistics Solutions Ltd.	376,162	2,587,994
Safe Bulkers, Inc.	645,834	3,112,920
		19,802,515
Office Services & Supplies - 0.4%
ACCO Brands Corp.	512,558	1,911,841
MillerKnoll, Inc. (b)	260,096	4,754,555
NL Industries, Inc.	232,131	1,269,757
Virco Mfg. Corp.	37,957	242,545
		8,178,698
Passenger Airlines - 1.0%
Allegiant Travel Co. (a)	94,382	8,047,953
JetBlue Airways Corp. (a)	1,401,730	6,377,872
SkyWest, Inc. (a)	8,505	853,987
Sun Country Airlines Holdings, Inc. (a)	182,010	2,619,124
		17,898,936
Research & Consulting Services - 0.2%
Clarivate PLC (a)(b)	330,410	1,103,569
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Mistras Group, Inc. (a)	219,393	$2,775,322
Resources Connection, Inc.	20,147	101,541
		3,980,432
Trading Companies & Distributors - 1.6%
BlueLinx Holdings, Inc. (a)(b)	41,811	2,568,450
Custom Truck One Source, Inc. (a)	737,180	4,246,157
DNOW, Inc. (a)	861,624	11,416,518
Hudson Technologies, Inc. (a)	176,413	1,208,429
NPK International, Inc. (a)	375,623	4,477,426
Titan Machinery, Inc. (a)	138,984	2,090,319
Willis Lease Finance Corp.	27,681	3,754,651
		29,761,950
Total Industrials		244,432,939

Information Technology - 3.2%
Application Software - 0.0%(d)
NetSol Technologies, Inc. (a)	62,527	189,457
Next Technology Holding, Inc. (a)(b)	10,139	61,138
		250,595
Communications Equipment - 1.5%
ClearOne, Inc. (a)	1,881	9,593
KVH Industries, Inc. (a)	29,084	202,716
NETGEAR, Inc. (a)(b)	138,436	3,395,835
NetScout Systems, Inc. (a)	319,639	8,649,431
Network-1 Technologies, Inc.	97,572	127,819
Viasat, Inc. (a)(b)	424,710	14,635,507
		27,020,901
Electronic Manufacturing Services - 0.6%
Benchmark Electronics, Inc.	160,111	6,846,346
Key Tronic Corp. (a)	4,000	11,160
Kimball Electronics, Inc. (a)	117,824	3,277,864
Methode Electronics, Inc.	174,087	1,155,938
		11,291,308
Internet Services & Infrastructure - 0.0%(d)
Data Storage Corp. (a)	7,000	35,840

IT Consulting & Other Services - 0.0%(d)
WidePoint Corp. (a)	28,482	152,948

Semiconductor Materials & Equipment - 0.4%
Amtech Systems, Inc. (a)	29,518	370,451
AXT, Inc. (a)	27,792	454,399
Photronics, Inc. (a)	196,784	6,297,088
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Trio-Tech International (a)	37,441	$495,719
		7,617,657
Semiconductors - 0.1%
Alpha & Omega Semiconductor Ltd. (a)	109,541	2,170,007
Magnachip Semiconductor Corp. (a)	6,141	15,660
		2,185,667
Systems Software - 0.0%(d)
Adeia, Inc.	19,368	334,098

Technology Distributors - 0.3%
Richardson Electronics Ltd./United States	19,142	208,265
ScanSource, Inc. (a)	116,706	4,558,536
		4,766,801
Technology Hardware, Storage & Peripherals - 0.3%
AstroNova, Inc. (a)	2,000	17,300
Eastman Kodak Co. (a)(b)	353,909	2,994,070
Xerox Holdings Corp.	609,248	1,443,918
		4,455,288
Total Information Technology		58,111,103

Materials - 5.9%
Aluminum - 1.2%
Constellium SE (a)	666,731	12,567,879
Kaiser Aluminum Corp.	73,952	8,494,127
		21,062,006
Commodity Chemicals - 0.6%
AdvanSix, Inc.	144,284	2,496,113
Core Molding Technologies, Inc. (a)	51,283	1,028,224
Koppers Holdings, Inc.	89,175	2,414,859
Kronos Worldwide, Inc.	9,531	42,127
Mativ Holdings, Inc.	247,074	3,001,949
Tronox Holdings PLC	607,939	2,535,106
		11,518,378
Diversified Chemicals - 0.1%
LSB Industries, Inc. (a)	313,048	2,660,908

Diversified Metals & Mining - 0.2%
Ferroglobe PLC	817,763	3,794,420

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp. (a)	42,690	163,076
Intrepid Potash, Inc. (a)	81,568	2,261,880
		2,424,956
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gold - 0.4%
Caledonia Mining Corp. PLC	114,694	$3,001,542
McEwen, Inc. (a)(b)	259,498	4,803,308
		7,804,850
Metal, Glass & Plastic Containers - 0.6%
O-I Glass, Inc. (a)(b)	699,323	10,322,008

Paper & Plastic Packaging Products & Materials - 0.2%
Ranpak Holdings Corp. (a)	498,623	2,697,550

Paper Products - 0.5%
Clearwater Paper Corp. (a)	73,081	1,271,609
Magnera Corp. (a)	72,943	1,104,357
Mercer International, Inc.	142,619	282,386
Sylvamo Corp.	147,003	7,078,195
		9,736,547
Specialty Chemicals - 0.9%
Alto Ingredients, Inc. (a)	373,927	1,076,910
Ascent Industries Co. (a)	45,784	741,243
Ecovyst, Inc. (a)	521,672	5,075,868
Minerals Technologies, Inc.	17,982	1,096,003
Rayonier Advanced Materials, Inc. (a)	432,457	2,547,172
Stepan Co.	77,553	3,672,910
Valhi, Inc.	143,076	1,724,066
		15,934,172
Steel - 1.1%
Friedman Industries, Inc.	47,034	963,727
Metallus, Inc. (a)	71,476	1,226,528
Olympic Steel, Inc.	22,581	966,128
Ramaco Resources, Inc. (a)(b)	121,598	2,188,764
Ramaco Resources, Inc. - Class B	4,779	56,151
Ryerson Holding Corp.	183,508	4,617,061
SunCoke Energy, Inc.	408,738	2,942,914
Worthington Steel, Inc.	212,136	7,344,148
		20,305,421
Total Materials		108,261,216

Real Estate - 0.4%
Real Estate Development - 0.1%
Alset, Inc. (a)	111,254	382,714
AMREP Corp. (a)	48,565	913,022
		1,295,736
Real Estate Services - 0.3%
Anywhere Real Estate, Inc. (a)	382,817	5,420,689
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
RE/MAX Holdings, Inc. - Class A (a)	170,338	$1,292,865
		6,713,554
Total Real Estate		8,009,290

Utilities - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Hallador Energy Co. (a)	83,903	1,597,513
TOTAL COMMON STOCKS (Cost $1,611,196,335)		1,829,528,920

REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
Real Estate - 0.0% (d)
Real Estate Operating Companies - 0.0%(d)
Transcontinental Realty Investors, Inc. (a)	1,400	82,068
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,286)		82,068

CONTINGENT VALUE RIGHTS - 0.0% (d)
Resolute Forest Products (a)(c)	236,000	35,400
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		35,400

PREFERRED STOCKS - 0.0% (d)
Industrials - 0.0% (d)
Air Freight & Logistics - 0.0%(d)
Air T Funding, 8.00%, 06/07/2049 (a)	529	10,395
TOTAL PREFERRED STOCKS (Cost $11,003)		10,395

WARRANTS - 0.0% (d)	Contracts
Energy - 0.0%(d)
Oil & Gas Drilling — 0.0%(d)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	925
TOTAL WARRANTS (Cost $0)		925

RIGHTS - 0.0% (d)	Shares
Communication Services - 0.0%(d)
Broadcasting — 0.0%(d)
EW Scripps Co., Expires 12/09/2026, Exercise Price $2.19 (a)(c)	414,419	0
TOTAL RIGHTS (Cost $609,817)		0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (f)	137,765,872	137,765,872
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $137,765,872)		137,765,872
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (f)	4,116,416	$4,116,416
TOTAL MONEY MARKET FUNDS (Cost $4,116,416)		4,116,416

TOTAL INVESTMENTS - 107.4% (Cost $1,753,761,729)		$1,971,539,996
Liabilities in Excess of Other Assets - (7.4)%		(136,496,147)
TOTAL NET ASSETS - 100.0%		$1,835,043,849

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $132,686,657.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $35,404 or 0.0% of net assets as of December 31, 2025.

(d)	Represents less than 0.05% of net assets.
(e)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
ASSETS:
Investments, at value (See Note 2)	$354,487,799	$1,971,539,996
Receivable for investments sold	8,959,543	—
Dividends receivable	163,179	1,626,808
Receivable for fund shares sold	—	1,165,230
Dividend tax reclaims receivable	—	9,291
Security lending income receivable (See Note 4)	—	34,043
Total assets	363,610,521	1,974,375,368

LIABILITIES:
Payable for investments purchased	8,543,825	861,315
Payable to adviser (See Note 3)	44,929	704,332
Payable upon return of securities loaned (See Note 4)	—	137,765,872
Total liabilities	8,588,754	139,331,519
NET ASSETS	$355,021,767	$1,835,043,849

NET ASSETS CONSISTS OF:
Paid-in capital	$249,473,586	$1,666,221,138
Total distributable earnings	105,548,181	168,822,711
Total net assets	$355,021,767	$1,835,043,849

Net assets	$355,021,767	$1,835,043,849
Shares issued and outstanding(a)	23,281,288	78,741,561
Net asset value per share	$15.25	$23.30

COST:
Investments, at cost	$247,899,587	$1,753,761,729

LOANED SECURITIES:
at value (included in investments)	$—	$132,686,657

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

1

BRIDGEWAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$2,420,790	$17,914,276
Less: Dividend withholding taxes	(185)	(19,072)
Less: Issuance fees	—	(2,552)
Securities lending income (See Note 4)	—	333,309
Total investment income	2,420,605	18,225,961

EXPENSES:
Investment advisory fee (See Note 3)	241,898	3,833,072
Total expenses	241,898	3,833,072
NET INVESTMENT INCOME (LOSS)	2,178,707	14,392,889

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,278,529)	(69,472,346)
In-kind redemptions	6,685,303	95,955,152
Net realized gain (loss)	5,406,774	26,482,806
Net change in unrealized appreciation (depreciation) on:
Investments	28,481,082	206,194,244
Net change in unrealized appreciation (depreciation)	28,481,082	206,194,244
Net realized and unrealized gain (loss)	33,887,856	232,677,050
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,066,563	$247,069,939

The accompanying notes are an integral part of these financial statements.

2

BRIDGEWAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small Cap Value ETF
	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025	Period ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$2,178,707	$3,980,765	$14,392,889	$26,114,697
Net realized gain (loss)	5,406,774	21,620,862	26,482,806	108,078,310
Net change in unrealized appreciation (depreciation)	28,481,082	8,154,615	206,194,244	(132,006,559)
Net increase (decrease) in net assets from operations	36,066,563	33,756,242	247,069,939	2,186,448

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,363,817)	(3,101,274)	(27,559,989)	(23,752,300)
Total distributions to shareholders	(4,363,817)	(3,101,274)	(27,559,989)	(23,752,300)

CAPITAL TRANSACTIONS:
Shares sold	57,543,432	110,341,878	386,002,383	663,531,585
Shares redeemed	(10,851,290)	(45,739,985)	(235,409,565)	(449,983,243)
ETF transaction fees (See Note 1)	2	9	2	729
Net increase in net assets from capital transactions	46,692,144	64,601,902	150,592,820	213,549,071

NET INCREASE (DECREASE) IN NET ASSETS	78,394,890	95,256,870	370,102,770	191,983,219

NET ASSETS:
Beginning of the period	276,626,877	181,370,007	1,464,941,079	1,272,957,860
End of the period	$355,021,767	$276,626,877	$1,835,043,849	$1,464,941,079

SHARES TRANSACTIONS
Shares sold	3,875,000	8,550,000	17,250,000	31,600,000
Shares redeemed	(725,000)	(3,450,000)	(10,450,000)	(22,025,000)
Total increase (decrease) in shares outstanding	3,150,000	5,100,000	6,800,000	9,575,000

The accompanying notes are an integral part of these financial statements.

3

BRIDGEWAY ETFs
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
EA Bridgeway Blue Chip ETF
12/31/2025(f)	$13.74	0.10	1.60	1.70	(0.19)	—	(0.19)	0.00(g)	$15.25	12.38%	$355,022	0.15%	0.15%	1.35%	6%
6/30/2025	$12.07	0.23	1.62	1.85	(0.18)	—	(0.18)	0.00(g)	$13.74	15.47%	$276,627	0.15%	0.15%	1.77%	28%
6/30/2024	$9.84	0.19	2.21	2.40	(0.17)	—	(0.17)	0.00(g)	$12.07	24.75%	$181,370	0.15%	0.15%	1.75%	6%
6/30/2023(h)	$12.15	0.20	1.84	2.04	(0.26)	(4.09)	(4.35)	—	$9.84	24.50%	$124,265	0.22%	0.15%	1.90%	12%
6/30/2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	—	$12.15	-9.32%	$326,240	0.23%	0.15%	1.81%	24%
6/30/2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	—	$15.84	39.75%	$432,186	0.24%	0.15%	2.07%	7%
EA Bridgeway Omni Small Cap Value ETF
12/31/2025(f)	$20.36	0.19	3.10	3.29	(0.35)	—	(0.35)	0.00(g)	$23.30	16.15%	$1,835,044	0.45%	0.45%	1.69%	13%
6/30/2025	$20.41	0.38	(0.08)	0.30	(0.35)	—	(0.35)	0.00(g)	$20.36	1.39%	$1,464,941	0.45%	0.45%	1.83%	17%
6/30/2024	$17.82	0.36	2.53	2.89	(0.30)	—	(0.30)	0.00(g)	$20.41	16.27%	$1,272,958	0.47%	0.47%	1.82%	6%
6/30/2023(i)	$19.42	0.37	0.53	0.90	(0.45)	(2.05)	(2.50)	—	$17.82	4.41%	$785,111	0.62%	0.47%	1.93%	45%
6/30/2022	$20.89	0.27	(1.54)	(1.27)	(0.20)	—	(0.20)	—	$19.42	-6.17%	$814,555	0.67%	0.47%	1.26%	30%
6/30/2021	$10.92	0.19	9.95	10.14	(0.17)	—	(0.17)	—	$20.89	93.49%	$853,248	0.69%	0.47%	1.18%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	EA Bridgeway Blue Chip ETF acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund in a reorganization on October 14, 2022.
(i)	EA Bridgeway Omni Small-Cap Value ETF acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund in a reorganization on March 10, 2023.
The accompanying notes are an integral part of these financial statements.

4

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

EA Bridgeway Blue Chip ETF (“BBLU”) and EA Bridgeway Omni Small-Cap Value ETF (“BSVO”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange
BBLU	October 14, 2022	25,000	NYSE Arca, Inc.
BSVO	March 10, 2023	25,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
BBLU	seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
BSVO	seeks to provide long-term total return on capital, primarily through capital appreciation.

BBLU is the successor to the Bridgeway Blue Chip Fund (the “BBLU Predecessor Mutual Fund”), which commenced operations on July 31, 1997. Bridgeway Capital Management, Inc. (the “Sub-Adviser”), the sub-adviser to BBLU, was the adviser to the BBLU Predecessor Mutual Fund. Effective October 14, 2022, the assets and liabilities of the BBLU Predecessor Mutual Fund were transferred to BBLU in exchange for shares of BBLU. For financial reporting purposes, assets received and shares issued by BBLU were recorded at fair value; however, for tax purposes the cost basis of the investments received from the BBLU Predecessor Mutual Fund was carried forward to align ongoing reporting of the BBLU’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by BBLU in connection with the reorganization were paid by the Sub-Adviser. The fiscal year end of the BBLU Predecessor Mutual Fund and the Fund is June 30.

Operations up to and including October 14, 2022 were for the BBLU Predecessor Mutual Fund. As of October 14, 2022, the net assets of the BBLU Predecessor Mutual Fund were $194,242,031, including $102,508,842 of net unrealized appreciation of investments, all of which were transferred into BBLU at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the BBLU Predecessor Mutual Fund’s investment portfolios as compared to that of BBLU. There are no material differences in accounting policies of the BBLU Predecessor Mutual Fund as compared to that of BBLU. BBLU did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the BBLU Predecessor Mutual Fund did not affect the BBLU’s portfolio turnover ratio for the period ended June 30, 2023.

BSVO is the successor to the Bridgeway Omni Tax Managed Small-Cap Value Fund (the “BSVO Predecessor Mutual Fund”), which commenced operations on December 31, 2010. The Sub-Adviser, the sub-adviser to BSVO, was the adviser to the BSVO Predecessor Mutual Fund. Effective March 10, 2023, the assets and liabilities of the BSVO Predecessor Mutual Fund were transferred to BSVO in exchange for shares of BSVO. For financial reporting purposes, assets received and shares issued by BSVO were recorded at fair value; however, for tax purposes the cost basis of the investments received from the BSVO Predecessor Mutual Fund was carried forward to align ongoing reporting of the BSVO’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by BSVO in connection with the

5

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

reorganization were paid by the Sub-Adviser. The fiscal year end of the BSVO Predecessor Mutual Fund and the Fund is June 30.

Operations up to and including March 10, 2023 were for the BSVO Predecessor Mutual Fund. As of March 10, 2023, the net assets of the BSVO Predecessor Mutual Fund were $814,020,096, including $159,235,124 of net unrealized appreciation of investments, all of which were transferred into BSVO at the closing of the reorganization. The transfer of net assets resulted in the creation of 44,891,561 shares of the Fund and an initial NAV per share of $18.13 at the closing of the reorganization. The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency. The reorganization was accomplished by a tax-free exchange of shares. The reorganization did not result in a material change to the BSVO Predecessor Mutual Fund’s investment portfolios as compared to that of BSVO. There are no material differences in accounting policies of the BSVO Predecessor Mutual Fund as compared to that of BSVO. BSVO did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the BSVO Predecessor Mutual Fund did not affect the BSVO’s portfolio turnover ratio for the period ended June 30, 2023.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is December 31, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2025 to December 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

6

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, only BSVO held securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

7

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
BBLU
Investments:
Common Stocks	$—	$353,781,357	$—	$—	$353,781,357
Money Market Funds	—	706,442	—	—	706,442
Total Investments	$—	$354,487,799	$—	$—	$354,487,799

BSVO
Investments:
Common Stocks	$—	$1,828,864,337	$664,579	$4	$1,829,528,920
Real Estate Investment Trusts	—	82,068	—	—	82,068
Contingent Value Rights	—	—	—	35,400	35,400
Preferred Stocks	—	10,395	—	—	10,395
Warrants	—	925	—	—	925
Rights	—	—	—	0(c)	0(c)
Investments Purchased with Proceeds from Securities Lending(b)	137,765,872	—	—	—	137,765,872
Money Market Funds	—	4,116,416	—	—	4,116,416
Total Investments	$137,765,872	$1,833,074,141	$664,579	$35,404	$1,971,539,996

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $137,765,872 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(c)	Represents less than $0.50.
(d)	BBLU did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for

8

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy

9

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended June 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BBLU	$(26,507,687)	$26,507,687
BSVO	(163,103,910)	163,103,910

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, BBLU and BSVO each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

Fund	AUM Level	Fee
BBLU	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps
BSVO	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps

Bridgeway Capital Management, LLC, serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds.

10

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

BSVO may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. BSVO receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. BSVO continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the BSVO. BSVO has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, BSVO had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. BSVO could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although BSVO are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for BSVO was as follows:

Values of Securities on Loan	Payment for Collateral received*
$132,686,657	$137,765,872

* The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the BSVO’s Statements of Operations. Securities lending income earned on collateral investments and recognized by BSVO during the current fiscal period was $333,309.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

11

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BBLU	$19,828,584	$20,796,118
BSVO	288,912,291	210,343,714

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
BBLU	$56,059,384	$10,811,150
BSVO	290,288,430	231,747,374

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

For the fiscal year ended June 30, 2025, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	BBLU	BSVO
Tax cost of Investments	$199,223,132	$1,503,871,125
Gross tax unrealized appreciation	82,590,713	204,625,423
Gross tax unrealized depreciation	(5,780,647)	(219,229,913)
Net tax unrealized appreciation (depreciation)	$76,810,066	$(14,604,490)
Undistributed ordinary income	1,884,024	10,178,567
Undistributed long-term gain	—	—
Total distributable earnings	$1,884,024	$10,178,567
Other accumulated gain (loss)	(4,848,655)	(46,261,316)
Total accumulated gain (loss)	$73,845,435	$(50,687,239)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended June 30, 2025, the Funds did not defer any post-October capital or late-year losses.

At the fiscal year ended June 30, 2025, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BBLU	$(1,248,831)	$(3,599,824)
BSVO	(20,450,998)	(25,810,318)

12

BRIDGEWAY ETFs
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal year ended June 30, 2025, were as follows:

	Ordinary Income
	Current Fiscal Period	Year ended June 30, 2025
BBLU	$4,363,817	$3,101,274
BSVO	27,559,989	23,752,300

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements

13

BRIDGEWAY ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BBLU	100.00%
BSVO	96.50%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2025, were as follows:

BBLU	100.00%
BSVO	94.37%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

BBLU	0.00%
BSVO	0.00%

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies..

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 25, 2026